1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 10.6%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%

AT&T, Inc.	109,002	$3,057,506

Lumen Technologies, Inc.	16,985	211,803

Verizon Communications, Inc.	63,350	3,533,663

		$6,802,972

ENTERTAINMENT – 1.9%

Activision Blizzard, Inc.	11,770	984,207

Electronic Arts, Inc.	4,360	627,666

Liberty Media Corp. - Liberty Formula One, Class A*	455	18,864

Liberty Media Corp. - Liberty Formula One, Class C*	3,085	144,779

Lions Gate Entertainment Corp., Class A*,#	150	2,255

Live Nation Entertainment, Inc.*	2,020	159,358

Madison Square Garden Entertainment Corp.*	329	23,017

Madison Square Garden Sports Corp.*	29	4,719

Netflix, Inc.*	6,600	3,415,962

Playtika Holding Corp.*	550	12,227

Roku, Inc.*	1,750	749,542

Spotify Technology SA*	2,050	468,773

Take-Two Interactive Software, Inc.*	1,750	303,485

Walt Disney Co. (The)*	27,833	4,899,165

World Wrestling Entertainment, Inc., Class A	650	32,097

Zynga, Inc., Class A*	14,000	141,400

		$11,987,516

INTERACTIVE MEDIA & SERVICES – 6.2%

Alphabet, Inc., Class A*	4,645	12,516,092

Alphabet, Inc., Class C*	4,379	11,842,655

Facebook, Inc., Class A*	36,730	13,086,899

IAC/InterActiveCorp*	1,150	157,884

Just Eat Takeaway.com NV, ADR*	4,730	83,295

Match Group, Inc.*	4,042	643,769

Pinterest, Inc., Class A*	8,243	485,513

TripAdvisor, Inc.*	1,600	60,720

Twitter, Inc.*	11,860	827,235

Zillow Group, Inc., Class A*	100	10,713

Zillow Group, Inc., Class C*	2,395	254,493

		$39,969,268

MEDIA – 1.3%

Altice USA, Inc., Class A*	3,500	107,555

Cable One, Inc.	90	169,919

Charter Communications, Inc., Class A*	2,002	1,489,588

Comcast Corp., Class A	69,800	4,106,334

Discovery, Inc., Class A*,#	2,200	63,822

Discovery, Inc., Class C*	4,650	126,062

DISH Network Corp., Class A*	3,946	165,298

Fox Corp., Class A	5,476	195,274

Fox Corp., Class B	1,900	63,156

Description	Number of Shares	Value

Interpublic Group of Cos., Inc. (The)	6,718	$237,549

John Wiley & Sons, Inc., Class A	200	11,756

Liberty Broadband Corp., Class A*	335	57,509

Liberty Broadband Corp., Class C*	2,468	438,045

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,043	48,698

Liberty Media Corp. – Liberty SiriusXM, Class C*	2,486	114,853

New York Times Co. (The), Class A	2,550	111,639

News Corp., Class A	7,057	173,814

News Corp., Class B	1,448	34,042

Nexstar Media Group, Inc., Class A	650	95,596

Omnicom Group, Inc.	3,240	235,937

Sirius XM Holdings, Inc.#	14,990	96,985

ViacomCBS, Inc., Class B	9,096	372,299

		$8,515,730

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	8,919	1,284,514

TOTAL COMMUNICATION SERVICES		$68,560,000

CONSUMER DISCRETIONARY – 12.1%

AUTO COMPONENTS – 0.2%

Aptiv PLC*	4,100	684,085

BorgWarner, Inc.	3,680	180,246

Gentex Corp.	3,580	121,827

Lear Corp.	1,000	174,980

QuantumScape Corp.*,#	1,650	37,802

		$1,198,940

AUTOMOBILES – 1.6%

Ford Motor Co.*	60,000	837,000

General Motors Co.*	20,800	1,182,272

Harley-Davidson, Inc.	2,270	89,937

Tesla, Inc.*	11,840	8,136,448

Thor Industries, Inc.	750	88,770

		$10,334,427

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,120	269,070

LKQ Corp.*	4,318	219,139

Pool Corp.	600	286,692

		$774,901

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	883	132,009

Chegg, Inc.*	2,126	188,427

frontdoor, Inc.*	1,100	53,834

Graham Holdings Co., Class B	40	26,586

Grand Canyon Education, Inc.*	600	55,422

H&R Block, Inc.	2,500	61,375

Service Corp. International	2,420	151,226

Terminix Global Holdings, Inc.*	1,968	103,320

		$772,199

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HOTELS, RESTAURANTS & LEISURE – 2.1%

Aramark	3,333	$117,088

Booking Holdings, Inc.*	630	1,372,304

Boyd Gaming Corp.*	1,050	59,850

Caesars Entertainment, Inc.*	2,950	257,712

Carnival Corp.*,#	20,300	439,495

Chipotle Mexican Grill, Inc.*	450	838,548

Choice Hotels International, Inc.	610	73,139

Churchill Downs, Inc.	550	102,190

Darden Restaurants, Inc.	2,000	291,760

Domino’s Pizza, Inc.	600	315,294

DraftKings, Inc., Class A*,#	4,550	220,675

Expedia Group, Inc.*	2,152	346,192

Hilton Worldwide Holdings, Inc.*	4,253	559,057

Hyatt Hotels Corp., Class A*,#	550	43,929

Las Vegas Sands Corp.*	5,070	214,714

Marriott International, Inc., Class A*	4,186	611,072

Marriott Vacations Worldwide Corp.*	550	81,053

McDonald’s Corp.	11,449	2,778,787

MGM Resorts International	6,310	236,814

Norwegian Cruise Line Holdings Ltd.*,#	5,750	138,172

Penn National Gaming, Inc.*	2,400	164,112

Planet Fitness, Inc., Class A*	1,178	88,621

Restaurant Brands International LP	47	3,079

Royal Caribbean Cruises Ltd.*	3,180	244,447

Six Flags Entertainment Corp.*	1,100	45,705

Starbucks Corp.	18,090	2,196,669

Travel + Leisure Co.	1,160	60,088

Vail Resorts, Inc.*	628	191,666

Wendy’s Co. (The)	2,515	58,373

Wyndham Hotels & Resorts, Inc.	1,560	112,414

Wynn Resorts Ltd.*	1,568	154,181

Yum China Holdings, Inc.	6,300	391,797

Yum! Brands, Inc.	4,700	617,533

		$13,426,530

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	5,220	498,144

Garmin Ltd.	2,290	359,988

Leggett & Platt, Inc.	2,070	99,422

Lennar Corp., Class A	4,160	437,424

Lennar Corp., Class B	176	15,198

Mohawk Industries, Inc.*	855	166,639

Newell Brands, Inc.	5,769	142,783

NVR, Inc.*	50	261,130

PulteGroup, Inc.	3,940	216,188

Tempur Sealy International, Inc.	2,900	125,483

Toll Brothers, Inc.	1,600	94,832

TopBuild Corp.*	500	101,345

Whirlpool Corp.	935	207,140

		$2,725,716

INTERNET & DIRECT MARKETING RETAIL – 3.7%

Amazon.com, Inc.*	6,660	22,161,750

DoorDash, Inc., Class A*	1,300	226,577

eBay, Inc.	10,390	708,702

Etsy, Inc.*	1,900	348,669

Qurate Retail, Inc., Class A	5,900	69,974

Description	Number of Shares	Value

Wayfair, Inc., Class A*,#	1,148	$277,081

		$23,792,753

LEISURE PRODUCTS – 0.2%

Brunswick Corp.	1,100	114,840

Hasbro, Inc.	1,990	197,886

Mattel, Inc.*	5,050	109,686

Peloton Interactive, Inc., Class A*	4,000	472,200

Polaris, Inc.	900	117,963

YETI Holdings, Inc.*	1,250	120,412

		$1,132,987

MULTILINE RETAIL – 0.5%

Dollar General Corp.	3,650	849,136

Dollar Tree, Inc.*	3,512	350,463

Kohl’s Corp.	2,410	122,428

Nordstrom, Inc.*,#	1,780	58,918

Ollie’s Bargain Outlet Holdings, Inc.*	873	81,276

Target Corp.	7,560	1,973,538

		$3,435,759

SPECIALTY RETAIL – 2.3%

Advance Auto Parts, Inc.	950	201,457

AutoNation, Inc.*	830	100,704

AutoZone, Inc.*	360	584,485

Best Buy Co., Inc.	3,680	413,448

Burlington Stores, Inc.*	1,000	334,800

CarMax, Inc.*	2,500	334,875

Carvana Co.*,#	1,200	405,072

Dick’s Sporting Goods, Inc.#	800	83,312

Five Below, Inc.*	878	170,701

Floor & Decor Holdings, Inc., Class A*	1,510	184,235

Foot Locker, Inc.	1,310	74,749

GameStop Corp., Class A*,#	850	136,952

Gap, Inc. (The)	2,900	84,593

Home Depot, Inc. (The)	16,450	5,398,725

L Brands, Inc.	3,610	289,053

Leslie’s, Inc.*	1,550	37,743

Lithia Motors, Inc.	400	150,888

Lowe’s Cos., Inc.	10,950	2,109,955

O’Reilly Automotive, Inc.*	1,050	634,032

Penske Automotive Group, Inc.	400	35,440

Petco Health & Wellness Co., Inc.*,#	550	11,347

RH*	250	166,020

Ross Stores, Inc.	5,340	655,165

TJX Cos., Inc. (The)	18,430	1,268,168

Tractor Supply Co.	1,750	316,627

Ulta Beauty, Inc.*	800	268,640

Vroom, Inc.*,#	1,600	59,264

Williams-Sonoma, Inc.	1,110	168,387

		$14,678,837

TEXTILES, APPAREL & LUXURY GOODS – 0.9%

Capri Holdings Ltd.*	3,350	188,639

Carter’s, Inc.	550	53,757

Columbia Sportswear Co.	468	46,622

Deckers Outdoor Corp.*	450	184,883

Hanesbrands, Inc.	5,200	94,952

Lululemon Athletica, Inc.*	1,700	680,289

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

NIKE, Inc., Class B	18,840	$3,155,888

PVH Corp.*	1,070	111,943

Ralph Lauren Corp.	735	83,437

Skechers USA, Inc., Class A*	1,843	98,932

Tapestry, Inc.*	4,330	183,159

Under Armour, Inc., Class A*,#	2,428	49,653

Under Armour, Inc., Class C*	3,350	58,692

VF Corp.	5,200	417,040

		$5,407,886

TOTAL CONSUMER DISCRETIONARY		$77,680,935

CONSUMER STAPLES – 4.4%

BEVERAGES – 1.1%

Boston Beer Co., Inc. (The), Class A*	100	71,000

Brown-Forman Corp., Class A	700	46,823

Brown-Forman Corp., Class B	2,125	150,705

Coca-Cola Co. (The)	48,300	2,754,549

Constellation Brands, Inc., Class A	2,050	459,897

Keurig Dr. Pepper, Inc.	8,650	304,567

Molson Coors Beverage Co., Class B*	2,300	112,447

Monster Beverage Corp.*	4,550	429,156

PepsiCo., Inc.	17,250	2,707,387

		$7,036,531

FOOD & STAPLES RETAILING – 1.0%

Albertsons Cos., Inc., Class A#	1,250	27,000

Casey’s General Stores, Inc.	435	86,004

Costco Wholesale Corp.	5,500	2,363,460

Grocery Outlet Holding Corp.*	1,100	36,432

Kroger Co. (The)	9,350	380,545

Sysco Corp.	6,100	452,620

U.S. Foods Holding Corp.*	2,850	97,869

Walgreens Boots Alliance, Inc.	8,950	421,992

Walmart, Inc.	17,900	2,551,645

		$6,417,567

FOOD PRODUCTS – 0.7%

Archer-Daniels-Midland Co.	7,150	426,998

Beyond Meat, Inc.*,#	700	85,890

Bunge Ltd.	2,095	162,635

Campbell Soup Co.	2,250	98,370

Conagra Brands, Inc.	5,900	197,591

Darling Ingredients, Inc.*	1,950	134,686

Flowers Foods, Inc.	2,300	54,188

Freshpet, Inc.*	450	65,903

General Mills, Inc.	7,550	444,393

Hain Celestial Group, Inc. (The)*	1,200	47,892

Hershey Co. (The)	1,800	321,984

Hormel Foods Corp.	3,300	153,054

Ingredion, Inc.	850	74,639

J.M. Smucker Co. (The)	1,400	183,554

Kellogg Co.	3,250	205,920

Kraft Heinz Co. (The)	8,350	321,224

Lamb Weston Holdings, Inc.	1,850	123,524

McCormick & Co., Inc.	3,000	252,510

Mondelez International, Inc., Class A	17,450	1,103,887

Pilgrim’s Pride Corp.*	550	12,183

Post Holdings, Inc.*	838	85,761

Description	Number of Shares	Value

TreeHouse Foods, Inc.*	50	$2,220

Tyson Foods, Inc., Class A	3,550	253,683

		$4,812,689

HOUSEHOLD PRODUCTS – 1.0%

Church & Dwight Co., Inc.	2,950	255,411

Clorox Co. (The)	1,600	289,424

Colgate-Palmolive Co.	10,350	822,825

Kimberly-Clark Corp.	4,050	549,666

Procter & Gamble Co. (The)	30,250	4,302,457

Reynolds Consumer Products, Inc.	500	14,225

Spectrum Brands Holdings, Inc.	500	43,675

		$6,277,683

PERSONAL PRODUCTS – 0.1%

Coty, Inc., Class A*	3,140	27,412

Estee Lauder Cos., Inc. (The), Class A	2,850	951,416

Herbalife Nutrition Ltd.*	1,250	63,675

		$1,042,503

TOBACCO – 0.5%

Altria Group, Inc.	23,350	1,121,734

Philip Morris International, Inc.	19,500	1,951,755

		$3,073,489

TOTAL CONSUMER STAPLES		$28,660,462

ENERGY – 2.6%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	11,350	241,074

ChampionX Corp.*	80	1,859

Halliburton Co.	14,913	308,401

NOV, Inc.*	6,398	88,356

Schlumberger NV	23,046	664,416

		$1,304,106

OIL, GAS & CONSUMABLE FUELS – 2.4%

Antero Midstream Corp.#	4,200	39,900

APA Corp.	5,740	107,625

Cabot Oil & Gas Corp.	6,700	107,200

Cheniere Energy, Inc.*	3,930	333,775

Chevron Corp.	31,714	3,228,802

Cimarex Energy Co.	1,650	107,580

ConocoPhillips	22,128	1,240,496

Continental Resources, Inc.#	1,115	38,077

Devon Energy Corp.	10,786	278,710

Diamondback Energy, Inc.	2,897	223,446

DT Midstream, Inc.*	1,175	49,820

EOG Resources, Inc.	9,880	719,857

EQT Corp.*	4,300	79,077

Exxon Mobil Corp.	69,693	4,012,226

Hess Corp.	4,640	354,682

HollyFrontier Corp.	2,190	64,386

Kinder Morgan, Inc.	31,955	555,378

Marathon Oil Corp.	12,850	148,931

Marathon Petroleum Corp.	10,400	574,288

New Fortress Energy, Inc.#	350	10,609

Occidental Petroleum Corp.	13,660	356,526

ONEOK, Inc.	7,210	374,704

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Phillips 66	6,990	$513,276

Pioneer Natural Resources Co.	3,476	505,306

Targa Resources Corp.	3,500	147,385

Texas Pacific Land Corp.	100	149,255

Valero Energy Corp.	6,520	436,644

Williams Cos., Inc. (The)	19,770	495,238

		$15,253,199

TOTAL ENERGY		$16,557,305

FINANCIALS – 12.1%

BANKS – 1.2%

Bank of Hawaii Corp.	670	56,086

Bank OZK	2,050	83,455

BOK Financial Corp.	470	39,485

Citizens Financial Group, Inc.	7,000	295,120

Comerica, Inc.	2,480	170,277

Commerce Bancshares, Inc.	1,750	123,777

Cullen/Frost Bankers, Inc.	990	106,247

East West Bancorp, Inc.	2,273	161,724

Fifth Third Bancorp	12,000	435,480

First Citizens BancShares, Inc., Class A#	100	78,259

First Hawaiian, Inc.	2,200	60,566

First Horizon Corp.	8,734	134,940

First Republic Bank	2,950	575,309

FNB Corp.	4,950	56,727

Huntington Bancshares, Inc.	23,846	335,752

KeyCorp.	15,944	313,459

M&T BankCorp.§	1,610	215,498

PacWest Bancorp	1,689	67,256

People’s United Financial, Inc.	6,750	105,975

Pinnacle Financial Partners, Inc.	1,150	103,051

PNC Financial Services Group, Inc. (The)	7,060	1,287,815

Popular, Inc.	1,288	93,715

Prosperity Bancshares, Inc.	1,523	103,853

Regions Financial Corp.	15,806	304,265

Signature Bank	900	204,273

Sterling Bancorp	3,050	66,216

SVB Financial Group*	900	494,964

Synovus Financial Corp.	2,244	91,780

Truist Financial Corp.	22,357	1,216,892

Umpqua Holdings Corp.	3,450	65,102

Webster Financial Corp.	1,550	74,555

Western Alliance Bancorp	1,695	157,330

Wintrust Financial Corp.	850	60,690

Zions Bancorp NA	2,590	135,068

		$7,874,961

CAPITAL MARKETS – 3.4%

Affiliated Managers Group, Inc.	770	121,999

Ameriprise Financial, Inc.	1,940	499,666

Apollo Global Management, Inc.#	3,012	177,286

Ares Management Corp., Class A	2,200	157,542

Bank of New York Mellon Corp. (The)	13,170	676,016

BlackRock, Inc.	2,410	2,089,880

Blackstone Group, Inc. (The)	11,250	1,296,787

Brookfield Asset Management, Inc., Class A	557	30,072

Carlyle Group, Inc. (The)	2,400	121,128

Description	Number of Shares	Value

Cboe Global Markets, Inc.	1,800	$213,246

Charles Schwab Corp. (The)	25,955	1,763,642

CME Group, Inc.	5,950	1,262,173

Evercore, Inc., Class A	700	92,540

FactSet Research Systems, Inc.	590	210,795

Franklin Resources, Inc.	4,670	137,999

Goldman Sachs Group, Inc. (The)	5,540	2,076,835

Interactive Brokers Group, Inc., Class A	1,248	77,201

Intercontinental Exchange, Inc.	9,240	1,107,229

Invesco Ltd.	5,370	130,921

KKR & Co., Inc.	9,284	591,948

Lazard Ltd., Class A	1,600	75,520

LPL Financial Holdings, Inc.	1,400	197,456

MarketAxess Holdings, Inc.	600	285,102

Moody’s Corp.	2,740	1,030,240

Morgan Stanley	23,426	2,248,427

Morningstar, Inc.	350	88,421

MSCI, Inc.	1,370	816,465

Nasdaq, Inc.	1,930	360,389

Northern Trust Corp.	3,330	375,791

Raymond James Financial, Inc.	2,110	273,203

S&P Global, Inc.	3,990	1,710,593

SEI Investments Co.	1,840	111,872

State Street Corp.	5,970	520,226

Stifel Financial Corp.	1,450	96,483

T Rowe Price Group, Inc.	3,730	761,517

Tradeweb Markets, Inc., Class A	1,650	143,105

Virtu Financial, Inc., Class A	1,350	34,749

		$21,964,464

CONSUMER FINANCE – 0.8%

Ally Financial, Inc.	6,513	334,508

American Express Co.	10,940	1,865,598

Capital One Financial Corp.	7,500	1,212,750

Credit Acceptance Corp.*,#	150	72,715

Discover Financial Services	5,180	643,978

OneMain Holdings, Inc.	1,500	91,500

Santander Consumer USA Holdings, Inc.	1,250	51,288

SLM Corp.	5,710	107,519

Synchrony Financial	9,900	465,498

Upstart Holdings, Inc.*,#	200	24,152

		$4,869,506

DIVERSIFIED FINANCIAL SERVICES – 4.4%

Bank of America Corp.	126,250	4,842,950

Berkshire Hathaway, Inc., Class B*	31,296	8,709,364

Citigroup, Inc.	34,582	2,338,435

Equitable Holdings, Inc.	6,493	200,439

Jefferies Financial Group, Inc.	3,748	124,396

JPMorgan Chase & Co.	50,370	7,645,159

U.S. Bancorp	22,720	1,261,869

Voya Financial, Inc.	2,080	133,952

Wells Fargo & Co.	69,225	3,180,196

		$28,436,760

INSURANCE – 2.2%

Aflac, Inc.	11,350	624,250

Alleghany Corp.*	226	149,861

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Allstate Corp. (The)	5,030	$654,151

American Financial Group, Inc.	1,250	158,112

American International Group, Inc.	14,330	678,525

American National Group, Inc.	50	8,249

Aon PLC, Class A	3,750	975,112

Arch Capital Group Ltd.*	6,520	254,280

Arthur J. Gallagher & Co.	3,280	456,937

Assurant, Inc.	980	154,654

Assured Guaranty Ltd.	900	43,029

Athene Holding Ltd., Class A*	1,710	110,500

Axis Capital Holdings Ltd.	1,280	65,114

Brighthouse Financial, Inc.*	1,250	53,825

Brown & Brown, Inc.	3,740	203,456

Chubb Ltd.	7,697	1,298,792

Cincinnati Financial Corp.	2,556	301,301

CNA Financial Corp.	500	22,005

Erie Indemnity Co., Class A	420	77,654

Everest Re Group Ltd.	620	156,755

Fidelity National Financial, Inc.	4,341	193,652

First American Financial Corp.	1,828	123,043

Globe Life, Inc.	1,943	180,913

GoHealth, Inc., Class A*	750	6,600

Hanover Insurance Group, Inc. (The)	600	81,540

Hartford Financial Services Group, Inc. (The)	5,990	381,084

Kemper Corp.	1,028	67,858

Lemonade, Inc.*,#	650	56,589

Lincoln National Corp.	3,208	197,677

Loews Corp.	4,000	214,520

Markel Corp.*	230	277,419

Marsh & McLennan Cos., Inc.	8,440	1,242,537

Mercury General Corp.	300	18,249

MetLife, Inc.	12,751	735,733

Old Republic International Corp.	4,518	111,414

Primerica, Inc.	623	91,095

Principal Financial Group, Inc.	4,540	282,070

Progressive Corp. (The)	9,730	925,907

Prudential Financial, Inc.	6,830	684,912

Reinsurance Group of America, Inc.	1,140	125,605

RenaissanceRe Holdings Ltd.	778	118,793

Travelers Cos., Inc. (The)	4,180	622,485

Unum Group	3,860	105,764

W.R. Berkley Corp.	2,370	173,413

White Mountains Insurance Group Ltd.	60	67,894

Willis Towers Watson PLC	2,250	463,680

		$13,997,008

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	9,335	148,146

Annaly Capital Management, Inc.	24,030	204,015

New Residential Investment Corp.	7,050	68,808

Starwood Property Trust, Inc.	4,768	124,111

		$545,080

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	70,584

New York Community Bancorp, Inc.	7,783	91,684

Rocket Cos., Inc., Class A#	1,900	32,756

Description	Number of Shares	Value

TFS Financial Corp.	955	$18,603

		$213,627

TOTAL FINANCIALS		$77,901,406

HEALTH CARE – 13.4%

BIOTECHNOLOGY – 2.1%

AbbVie, Inc.	27,161	3,158,824

ACADIA Pharmaceuticals, Inc.*	100	2,163

Acceleron Pharma, Inc.*	800	100,048

Alnylam Pharmaceuticals, Inc.*	1,750	313,145

Amgen, Inc.	8,864	2,141,011

Biogen, Inc.*	2,300	751,479

BioMarin Pharmaceutical, Inc.*	2,900	222,517

Bluebird Bio, Inc.*	50	1,271

CureVac NV*,#	500	24,630

Exact Sciences Corp.*	2,550	274,992

Exelixis, Inc.*	4,700	79,195

Gilead Sciences, Inc.	19,394	1,324,416

Global Blood Therapeutics, Inc.*	50	1,367

Incyte Corp.*	2,810	217,353

Ionis Pharmaceuticals, Inc.*	2,050	76,137

Iovance Biotherapeutics, Inc.*	2,050	45,654

Mirati Therapeutics, Inc.*	550	88,033

Moderna, Inc.*	5,150	1,821,040

Natera, Inc.*	1,150	131,698

Neurocrine Biosciences, Inc.*	1,500	139,815

Novavax, Inc.*	1,100	197,263

Regeneron Pharmaceuticals, Inc.*	1,550	890,645

Sage Therapeutics, Inc.*	800	34,984

Sarepta Therapeutics, Inc.*	1,115	75,575

Seagen, Inc.*	1,950	299,110

Ultragenyx Pharmaceutical, Inc.*	950	75,839

United Therapeutics Corp.*	640	116,435

Vertex Pharmaceuticals, Inc.*	3,943	794,830

		$13,399,469

HEALTH CARE EQUIPMENT & SUPPLIES – 3.6%

Abbott Laboratories	26,595	3,217,463

ABIOMED, Inc.*	700	228,998

Align Technology, Inc.*	1,210	841,918

Baxter International, Inc.	7,880	609,518

Becton Dickinson & Co.	4,484	1,146,783

Boston Scientific Corp.*	21,950	1,000,920

Cooper Cos., Inc. (The)	750	316,327

Danaher Corp.	9,730	2,894,578

DENTSPLY SIRONA, Inc.	3,479	229,753

DexCom, Inc.*	1,450	747,489

Edwards Lifesciences Corp.*	9,366	1,051,521

Envista Holdings Corp.*	2,500	107,700

Globus Medical, Inc., Class A*	1,050	87,329

Hill-Rom Holdings, Inc.	1,110	153,691

Hologic, Inc.*	3,840	288,154

ICU Medical, Inc.*	300	60,987

IDEXX Laboratories, Inc.*	1,280	868,518

Insulet Corp.*	1,000	279,690

Integra LifeSciences Holdings Corp.*	1,048	75,865

Intuitive Surgical, Inc.*	1,800	1,784,628

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Masimo Corp.*	800	$217,912

Medtronic PLC	20,826	2,734,662

Novocure Ltd.*	1,500	231,015

Penumbra, Inc.*	500	133,115

Quidel Corp.*	568	80,355

ResMed, Inc.	2,170	589,806

STERIS PLC	1,450	316,028

Stryker Corp.	5,350	1,449,529

Tandem Diabetes Care, Inc.*	900	97,803

Teleflex, Inc.	710	282,175

West Pharmaceutical Services, Inc.	1,150	473,489

Zimmer Biomet Holdings, Inc.	3,210	524,578

		$23,122,297

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.*	1,250	77,150

Amedisys, Inc.*	500	130,310

American Well Corp., Class A*	600	6,990

AmerisourceBergen Corp.	2,220	271,217

Anthem, Inc.	3,760	1,443,878

Cardinal Health, Inc.	4,570	271,367

Centene Corp.*	8,930	612,687

Chemed Corp.	250	119,005

Cigna Corp.	5,242	1,202,987

CVS Health Corp.	20,171	1,661,284

DaVita, Inc.*	1,188	142,857

Encompass Health Corp.	1,480	123,210

Guardant Health, Inc.*	1,385	152,073

HCA Healthcare, Inc.	4,000	992,800

Henry Schein, Inc.*	2,270	181,940

Humana, Inc.	1,980	843,203

Laboratory Corp. of America Holdings*	1,507	446,298

McKesson Corp.	2,450	499,383

Molina Healthcare, Inc.*	900	245,709

Oak Street Health, Inc.*	1,500	94,560

Premier, Inc., Class A	1,700	60,588

Quest Diagnostics, Inc.	2,100	297,780

UnitedHealth Group, Inc.	14,420	5,944,212

Universal Health Services, Inc., Class B	1,180	189,284

		$16,010,772

HEALTH CARE TECHNOLOGY – 0.2%

Cerner Corp.	4,540	364,970

Change Healthcare, Inc.*	3,600	78,156

Teladoc Health, Inc.*	2,177	323,176

Veeva Systems, Inc., Class A*	2,120	705,345

		$1,471,647

LIFE SCIENCES TOOLS & SERVICES – 1.5%

10X Genomics, Inc., Class A*	1,250	229,037

Adaptive Biotechnologies Corp.*	1,600	58,656

Agilent Technologies, Inc.	4,840	741,633

Avantor, Inc.*	8,795	330,516

Berkeley Lights, Inc.*	150	6,837

Bio-Rad Laboratories, Inc., Class A*	340	251,433

Bio-Techne Corp.	600	289,344

Bruker Corp.	1,600	131,600

Charles River Laboratories International, Inc.*	820	333,674

Description	Number of Shares	Value

ICON PLC*	252	$61,304

Illumina, Inc.*	2,240	1,110,480

IQVIA Holdings, Inc.*	2,980	738,146

Maravai LifeSciences Holdings, Inc., Class A*	1,050	46,169

Mettler-Toledo International, Inc.*	370	545,273

PerkinElmer, Inc.	1,770	322,547

PPD, Inc.*	2,443	112,671

QIAGEN NV*	3,250	171,568

Repligen Corp.*	800	196,560

Sotera Health Co.*	550	13,035

Syneos Health, Inc.*	1,500	134,505

Thermo Fisher Scientific, Inc.	6,020	3,250,860

Waters Corp.*	960	374,218

		$9,450,066

PHARMACEUTICALS – 3.5%

AstraZeneca PLC, ADR	7,201	412,185

Bristol-Myers Squibb Co.	34,426	2,336,493

Catalent, Inc.*	2,550	305,515

Elanco Animal Health, Inc.*	6,750	246,172

Eli Lilly & Co.	12,980	3,160,630

Horizon Therapeutics PLC*	3,200	320,064

Jazz Pharmaceuticals PLC*	860	145,787

Johnson & Johnson	40,400	6,956,880

Merck & Co., Inc.	38,816	2,983,786

Nektar Therapeutics*	2,900	45,791

Organon & Co.*	3,966	115,054

Perrigo Co. PLC	1,808	86,838

Pfizer, Inc.	85,853	3,675,367

Reata Pharmaceuticals, Inc., Class A*,#	50	6,266

Royalty Pharma PLC, Class A	4,950	189,090

Viatris, Inc.	18,255	256,848

Zoetis, Inc.	7,231	1,465,724

		$22,708,490

TOTAL HEALTH CARE		$86,162,741

INDUSTRIALS – 9.5%

AEROSPACE & DEFENSE – 1.6%

Axon Enterprise, Inc.*	1,000	186,020

Boeing Co. (The)*	8,740	1,979,435

BWX Technologies, Inc.	1,505	86,432

Curtiss-Wright Corp.	715	84,584

General Dynamics Corp.	4,130	809,604

HEICO Corp.	750	101,437

HEICO Corp., Class A	1,202	145,791

Hexcel Corp.*	1,350	73,467

Howmet Aerospace, Inc.*	6,316	207,291

Huntington Ingalls Industries, Inc.	645	132,309

L3Harris Technologies, Inc.	3,282	744,161

Lockheed Martin Corp.	4,050	1,505,263

Mercury Systems, Inc.*	850	56,100

Northrop Grumman Corp.	2,470	896,659

Raytheon Technologies Corp.	24,704	2,148,013

Spirit AeroSystems Holdings, Inc., Class A	1,690	73,025

Teledyne Technologies, Inc.*	743	336,408

Textron, Inc.	3,653	252,094

TransDigm Group, Inc.*	840	538,516

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Virgin Galactic Holdings, Inc.*,#	2,100	$62,979

		$10,419,588

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	2,184	194,747

Expeditors International of Washington, Inc.	2,730	350,122

FedEx Corp.	4,060	1,136,597

United Parcel Service, Inc., Class B	11,780	2,254,221

XPO Logistics, Inc.*	1,450	201,101

		$4,136,788

AIRLINES – 0.3%

Alaska Air Group, Inc.*	1,875	108,806

American Airlines Group, Inc.*,#	9,643	196,524

Copa Holdings SA, Class A*	1,150	81,546

Delta Air Lines, Inc.*	10,490	418,551

JetBlue Airways Corp.*	4,850	71,732

Southwest Airlines Co.*	9,730	491,560

United Airlines Holdings, Inc.*,#	5,083	237,478

		$1,606,197

BUILDING PRODUCTS – 0.7%

A.O. Smith Corp.	2,100	147,693

Advanced Drainage Systems, Inc.	800	97,672

Allegion PLC	1,433	195,748

Armstrong World Industries, Inc.	778	84,164

AZEK Co., Inc. (The)*	1,500	54,555

Builders FirstSource, Inc.*	3,100	137,950

Carrier Global Corp.	14,200	784,550

Fortune Brands Home & Security, Inc.	2,110	205,662

Johnson Controls International PLC	12,031	859,254

Lennox International, Inc.	600	197,658

Masco Corp.	4,630	276,457

Owens Corning	1,648	158,472

Trane Technologies PLC	3,850	783,898

Trex Co., Inc.*	1,894	183,907

		$4,167,640

COMMERCIAL SERVICES & SUPPLIES – 0.5%

ADT, Inc.	2,560	26,854

Cintas Corp.	1,420	559,736

Clean Harbors, Inc.*	850	80,750

Copart, Inc.*	3,300	485,100

Driven Brands Holdings, Inc.*	350	11,137

IAA, Inc.*	2,268	137,169

MSA Safety, Inc.	550	90,464

Republic Services, Inc.	3,390	401,240

Rollins, Inc.	3,450	132,239

Stericycle, Inc.*	1,485	104,767

Waste Management, Inc.	7,040	1,043,750

		$3,073,206

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,225	140,086

MasTec, Inc.*	900	91,107

Quanta Services, Inc.	2,238	203,434

Valmont Industries, Inc.	310	73,455

		$508,082

Description	Number of Shares	Value

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	650	$113,997

AMETEK, Inc.	3,710	515,875

Array Technologies, Inc.*	750	10,155

Eaton Corp. PLC	6,378	1,008,043

Emerson Electric Co.	9,690	977,624

Generac Holdings, Inc.*	997	418,102

GrafTech International Ltd.	150	1,706

Hubbell, Inc.	890	178,409

nVent Electric PLC	2,216	70,048

Plug Power, Inc.*	8,000	218,240

Regal Beloit Corp.	600	88,338

Rockwell Automation, Inc.	1,870	574,875

Sensata Technologies Holding PLC*	2,398	140,571

Shoals Technologies Group, Inc., Class A*	1,200	34,908

Sunrun, Inc.*	2,950	156,262

Vertiv Holdings Co.	4,200	117,768

		$4,624,921

INDUSTRIAL CONGLOMERATES – 1.1%

3M Co.	9,360	1,852,718

Carlisle Cos., Inc.	890	179,994

General Electric Co.	142,520	1,845,634

Honeywell International, Inc.	11,420	2,669,882

Roper Technologies, Inc.	1,700	835,278

		$7,383,506

MACHINERY – 1.8%

AGCO Corp.	995	131,449

Allison Transmission Holdings, Inc.	1,850	73,834

Caterpillar, Inc.	8,900	1,840,075

Colfax Corp.*	1,650	75,702

Crane Co.	900	87,507

Cummins, Inc.	2,430	564,003

Deere & Co.	4,640	1,677,778

Donaldson Co., Inc.	2,260	149,589

Dover Corp.	2,360	394,403

Flowserve Corp.	2,148	90,409

Fortive Corp.	5,090	369,839

Gates Industrial Corp. PLC*	1,200	21,732

Graco, Inc.	2,720	212,378

IDEX Corp.	1,220	276,562

Illinois Tool Works, Inc.	5,150	1,167,350

Ingersoll Rand, Inc.*	5,894	288,040

ITT, Inc.	1,485	145,396

Lincoln Electric Holdings, Inc.	900	125,487

Middleby Corp. (The)*	850	162,767

Nordson Corp.	950	214,824

Oshkosh Corp.	1,090	130,310

Otis Worldwide Corp.	6,825	611,179

PACCAR, Inc.	5,590	463,914

Parker-Hannifin Corp.	2,060	642,782

Pentair PLC	2,564	188,890

Snap-on, Inc.	880	191,822

Stanley Black & Decker, Inc.	2,570	506,418

Timken Co. (The)	1,000	79,500

Toro Co. (The)	1,730	196,770

Trinity Industries, Inc.	800	21,688

July 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Westinghouse Air Brake Technologies Corp.	3,065	$260,127

Woodward, Inc.	875	106,365

Xylem, Inc.	2,910	366,223

		$11,835,112

MARINE – 0.0%**

Kirby Corp.*	1,000	57,910

PROFESSIONAL SERVICES – 0.6%

Booz Allen Hamilton Holding Corp.	2,050	175,910

CACI International, Inc., Class A*	353	94,237

CoStar Group, Inc.*	6,400	568,640

Dun & Bradstreet Holdings, Inc.*	2,150	45,064

Equifax, Inc.	1,960	510,776

FTI Consulting, Inc.*	500	72,850

IHS Markit Ltd.	5,987	699,521

Jacobs Engineering Group, Inc.	2,000	270,500

Leidos Holdings, Inc.	2,200	234,124

ManpowerGroup, Inc.	810	96,050

Nielsen Holdings PLC	5,600	132,664

Robert Half International, Inc.	1,698	166,761

Science Applications International Corp.	800	69,840

TransUnion	3,100	372,186

Verisk Analytics, Inc.	2,550	484,347

		$3,993,470

ROAD & RAIL – 1.2%

AMERCO	163	95,837

CSX Corp.	36,950	1,194,224

JB Hunt Transport Services, Inc.	1,430	240,884

Kansas City Southern	1,480	396,344

Knight-Swift Transportation Holdings, Inc.	2,335	116,026

Landstar System, Inc.	590	92,630

Lyft, Inc., Class A*	4,300	237,876

Norfolk Southern Corp.	4,060	1,046,790

Old Dominion Freight Line, Inc.	1,600	430,640

Ryder System, Inc.	790	60,159

Schneider National, Inc., Class B	923	20,712

Uber Technologies, Inc.*	26,050	1,132,133

Union Pacific Corp.	10,820	2,366,983

		$7,431,238

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,700	72,012

Fastenal Co.	9,340	511,552

MSC Industrial Direct Co., Inc., Class A	740	65,986

SiteOne Landscape Supply, Inc.*	650	113,607

United Rentals, Inc.*	1,170	385,573

Univar Solutions, Inc.*	2,700	66,258

Watsco, Inc.	550	155,342

WW Grainger, Inc.	740	328,989

		$1,699,319

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	200	7,900

TOTAL INDUSTRIALS		$60,944,877

Description	Number of Shares	Value

INFORMATION TECHNOLOGY – 27.8%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	900	$342,351

Ciena Corp.*	2,423	140,873

Cisco Systems, Inc.	64,700	3,582,439

CommScope Holding Co., Inc.*	3,250	68,770

EchoStar Corp., Class A*	170	3,791

F5 Networks, Inc.*	963	198,869

Juniper Networks, Inc.	4,640	130,570

Lumentum Holdings, Inc.*	1,200	100,788

Motorola Solutions, Inc.	2,480	555,322

Ubiquiti, Inc.	100	31,310

Viasat, Inc.*	950	47,158

		$5,202,241

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	9,050	656,035

Arrow Electronics, Inc.*	1,235	146,434

Avnet, Inc.	1,650	68,178

CDW Corp.	2,190	401,537

Cognex Corp.	2,700	244,107

Coherent, Inc.*	350	86,079

Corning, Inc.	11,920	498,971

Dolby Laboratories, Inc., Class A	990	96,129

IPG Photonics Corp.*	550	119,988

Jabil, Inc.	2,158	128,487

Keysight Technologies, Inc.*	2,750	452,513

Littelfuse, Inc.	393	104,534

National Instruments Corp.	2,020	89,102

SYNNEX Corp.	643	76,864

Trimble, Inc.*	3,730	318,915

Vontier Corp.	2,406	77,834

Zebra Technologies Corp., Class A*	800	441,984

		$4,007,691

IT SERVICES – 5.5%

Accenture PLC, Class A	9,800	3,113,264

Akamai Technologies, Inc.*	2,500	299,800

Alliance Data Systems Corp.	790	73,668

Amdocs Ltd.	1,920	148,051

Automatic Data Processing, Inc.	6,530	1,368,884

BigCommerce Holdings, Inc.*	50	3,238

Broadridge Financial Solutions, Inc.	1,830	317,487

Cognizant Technology Solutions Corp., Class A	8,110	596,328

Concentrix Corp.*	693	113,465

DXC Technology Co.*	3,876	154,962

EPAM Systems, Inc.*	850	475,830

Euronet Worldwide, Inc.*	765	109,257

Fastly, Inc., Class A*,#	1,600	76,912

Fidelity National Information Services, Inc.	9,500	1,415,975

Fiserv, Inc.*	9,160	1,054,408

FleetCor Technologies, Inc.*	1,300	335,686

Gartner, Inc.*	1,300	344,149

Genpact Ltd.	2,645	131,747

Global Payments, Inc.	4,463	863,189

Globant SA*	700	167,412

GoDaddy, Inc., Class A*	2,650	222,203

International Business Machines Corp.	13,710	1,932,562

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Jack Henry & Associates, Inc.	1,150	$200,204

Mastercard, Inc., Class A	13,320	5,140,721

MongoDB, Inc.*	815	292,520

Okta, Inc.*	1,850	458,411

Paychex, Inc.	4,920	559,994

PayPal Holdings, Inc.*	17,965	4,949,896

Sabre Corp.*,#	5,150	60,719

Shift4 Payments, Inc., Class A*,#	700	62,433

Snowflake, Inc., Class A*	1,800	478,296

Square, Inc., Class A*	6,000	1,483,560

StoneCo Ltd., Class A*	3,750	220,650

Switch, Inc., Class A	1,350	27,891

Twilio, Inc., Class A*	2,450	915,295

VeriSign, Inc.*	1,450	313,737

Visa, Inc., Class A	25,770	6,349,470

Western Union Co. (The)	5,840	135,546

WEX, Inc.*	715	135,657

Wix.com Ltd.*	800	238,912

		$35,342,389

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.2%

Advanced Micro Devices, Inc.*	18,550	1,969,824

Allegro MicroSystems, Inc.*	850	23,299

Analog Devices, Inc.	5,652	946,258

Applied Materials, Inc.	14,080	1,970,214

Broadcom, Inc.	6,133	2,976,958

Brooks Automation, Inc.	1,200	106,812

Cirrus Logic, Inc.*	850	70,201

Cree, Inc.*	1,775	164,649

Enphase Energy, Inc.*	2,050	388,680

Entegris, Inc.	2,100	253,344

First Solar, Inc.*	1,600	137,664

Intel Corp.	61,620	3,310,226

KLA Corp.	2,350	818,176

Lam Research Corp.	2,180	1,389,554

Marvell Technology, Inc.	12,411	750,990

Maxim Integrated Products, Inc.	4,270	426,616

Microchip Technology, Inc.	3,889	556,594

Micron Technology, Inc.*	17,150	1,330,497

MKS Instruments, Inc.	883	138,137

Monolithic Power Systems, Inc.	680	305,497

NVIDIA Corp.	36,520	7,121,035

NXP Semiconductors NV	4,150	856,518

ON Semiconductor Corp.*	6,478	253,031

Qorvo, Inc.*	1,750	331,782

QUALCOMM, Inc.	17,130	2,566,074

Skyworks Solutions, Inc.	2,550	470,500

SolarEdge Technologies, Inc.*	25	6,487

Teradyne, Inc.	2,450	311,150

Texas Instruments, Inc.	14,050	2,678,211

Universal Display Corp.	600	140,694

Xilinx, Inc.	3,700	554,408

		$33,324,080

SOFTWARE – 10.0%

Adobe, Inc.*	7,310	4,544,115

Alteryx, Inc., Class A*	850	65,790

Anaplan, Inc.*	2,068	118,290

Description	Number of Shares	Value

ANSYS, Inc.*	1,330	$490,052

Aspen Technology, Inc.*	1,093	159,862

Atlassian Corp. PLC, Class A*	2,000	650,240

Autodesk, Inc.*	3,330	1,069,363

Avalara, Inc.*	1,333	222,838

Bentley Systems, Inc., Class B#	2,100	127,701

Bill.com Holdings, Inc.*	1,150	237,843

Black Knight, Inc.*	2,337	193,527

C3.ai, Inc., Class A*,#	250	12,588

Cadence Design Systems, Inc.*	4,160	614,224

CDK Global, Inc.	1,926	92,429

Ceridian HCM Holding, Inc.*	1,875	184,500

Citrix Systems, Inc.	1,890	190,417

Cloudflare, Inc., Class A*	3,850	456,725

Coupa Software, Inc.*	1,100	238,700

Crowdstrike Holdings, Inc., Class A*	2,469	626,163

Datadog, Inc., Class A*	3,348	370,624

DocuSign, Inc.*	2,900	864,316

Dropbox, Inc., Class A*	4,150	130,683

Duck Creek Technologies, Inc.*,#	850	37,341

Dynatrace, Inc.*	2,773	177,112

Elastic NV*	1,050	155,463

Everbridge, Inc.*	550	77,671

Fair Isaac Corp.*	450	235,759

FireEye, Inc.*	3,400	68,680

Five9, Inc.*	993	199,881

Fortinet, Inc.*	2,000	544,480

Guidewire Software, Inc.*	1,300	149,760

HubSpot, Inc.*	703	419,002

Intuit, Inc.	3,900	2,066,883

Jamf Holding Corp.*	700	22,967

Manhattan Associates, Inc.*	973	155,320

McAfee Corp., Class A	400	10,828

Medallia, Inc.*	1,400	47,418

Microsoft Corp.	114,949	32,750,120

N-Able, Inc.*,#	437	6,024

nCino, Inc.*,#	550	34,964

New Relic, Inc.*	800	55,264

NortonLifeLock, Inc.	7,970	197,815

Nuance Communications, Inc.*	4,355	239,089

Nutanix, Inc., Class A*	2,950	106,259

Oracle Corp.	26,760	2,331,866

Palantir Technologies, Inc., Class A*	24,550	532,980

Palo Alto Networks, Inc.*	1,440	574,632

Paycom Software, Inc.*	750	300,000

Paylocity Holding Corp.*	575	119,290

Pegasystems, Inc.	620	79,137

Proofpoint, Inc.*	853	148,985

PTC, Inc.*	1,700	230,265

RingCentral, Inc., Class A*	1,250	334,087

Salesforce.com, Inc.*	14,116	3,415,197

ServiceNow, Inc.*	3,000	1,763,670

Smartsheet, Inc., Class A*	1,705	123,698

SolarWinds Corp.*	873	9,813

Splunk, Inc.*	2,550	362,049

SS&C Technologies Holdings, Inc.	3,500	274,365

Synopsys, Inc.*	2,300	662,377

July 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Teradata Corp.*	1,670	$82,932

Trade Desk, Inc. (The), Class A*	6,500	532,415

Tyler Technologies, Inc.*	600	295,584

Unity Software, Inc.*,#	2,200	235,664

VMware, Inc., Class A*,#	1,160	178,338

Workday, Inc., Class A*	2,800	656,320

Zendesk, Inc.*	1,865	243,438

Zoom Video Communications, Inc., Class A*	3,238	1,224,288

Zscaler, Inc.*	1,150	271,296

		$64,401,776

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 5.7%

Apple, Inc.	239,440	34,924,719

Dell Technologies, Inc., Class C*	4,219	407,640

Hewlett Packard Enterprise Co.	20,040	290,580

HP, Inc.	19,090	551,128

NCR Corp.*	1,970	87,468

NetApp, Inc.	3,553	282,783

Pure Storage, Inc., Class A*	3,845	75,054

Western Digital Corp.*	4,783	310,560

Xerox Holdings Corp.	2,300	55,499

		$36,985,431

TOTAL INFORMATION TECHNOLOGY		$179,263,608

MATERIALS – 2.6%

CHEMICALS – 1.5%

Air Products & Chemicals, Inc.	3,700	1,076,811

Albemarle Corp.	1,950	401,778

Ashland Global Holdings, Inc.	1,000	85,070

Axalta Coating Systems Ltd.*	3,310	99,631

Celanese Corp.	1,850	288,174

CF Industries Holdings, Inc.	3,550	167,738

Chemours Co. (The)	2,900	96,425

Corteva, Inc.	12,162	520,290

Dow, Inc.	12,379	769,479

DuPont de Nemours, Inc.	8,912	668,846

Eastman Chemical Co.	2,300	259,256

Ecolab, Inc.	4,150	916,444

Element Solutions, Inc.	3,700	86,543

FMC Corp.	2,200	235,290

Huntsman Corp.	3,350	88,474

International Flavors & Fragrances, Inc.	4,100	617,624

Linde PLC	200	61,478

LyondellBasell Industries NV, Class A	4,200	417,186

Mosaic Co. (The)	5,665	176,918

NewMarket Corp.	100	31,591

Olin Corp.	2,550	119,927

PPG Industries, Inc.	4,100	670,432

RPM International, Inc.	2,100	181,839

Scotts Miracle-Gro Co. (The)	695	122,987

Sherwin-Williams Co. (The)	4,050	1,178,671

Valvoline, Inc.	3,050	93,574

W.R. Grace & Co.	1,050	73,080

Westlake Chemical Corp.	550	45,606

		$9,551,162

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	750	105,990

Description	Number of Shares	Value

Martin Marietta Materials, Inc.	1,000	$363,300

Vulcan Materials Co.	2,300	413,977

		$883,267

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	25,051	289,590

AptarGroup, Inc.	1,065	137,300

Avery Dennison Corp.	1,400	294,952

Ball Corp.	5,500	444,840

Berry Global Group, Inc.*	2,243	144,202

Crown Holdings, Inc.	2,218	221,268

Graphic Packaging Holding Co.	4,555	87,319

International Paper Co.	6,700	386,992

Packaging Corp. of America	1,600	226,400

Sealed Air Corp.	2,700	153,225

Silgan Holdings, Inc.	1,305	52,879

Sonoco Products Co.	1,580	100,788

Westrock Co.	4,250	209,142

		$2,748,897

METALS & MINING – 0.5%

Alcoa Corp.*	3,000	120,450

Cleveland-Cliffs, Inc.*,#	7,300	182,500

Freeport-McMoRan, Inc.	24,300	925,830

Newmont Corp.	13,200	829,224

Nucor Corp.	5,000	520,100

Reliance Steel & Aluminum Co.	1,050	165,008

Royal Gold, Inc.	1,058	128,568

Southern Copper Corp.	1,350	88,614

Steel Dynamics, Inc.	3,300	212,685

United States Steel Corp.	4,150	109,892

		$3,282,871

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	1,700	94,248

TOTAL MATERIALS		$16,560,445

REAL ESTATE – 2.8%

REAL ESTATE INVESTMENT TRUSTS – 2.7%

Alexandria Real Estate Equities, Inc.	1,915	385,566

American Campus Communities, Inc.	1,850	93,073

American Homes 4 Rent, Class A	3,990	167,580

American Tower Corp.	6,010	1,699,628

Americold Realty Trust	3,040	118,104

Apartment Income REIT Corp.	2,854	150,235

Apartment Investment & Management Co., Class A	2,854	19,864

AvalonBay Communities, Inc.	1,872	426,498

Boston Properties, Inc.	2,050	240,629

Brandywine Realty Trust	1,150	16,054

Brixmor Property Group, Inc.	3,750	86,325

Camden Property Trust	1,270	189,725

CoreSite Realty Corp.	550	76,015

Cousins Properties, Inc.	1,833	72,807

Crown Castle International Corp.	5,740	1,108,337

CubeSmart	2,583	128,272

CyrusOne, Inc.	1,598	113,889

Digital Realty Trust, Inc.	3,810	587,350

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Douglas Emmett, Inc.	2,210	$73,814

Duke Realty Corp.	4,960	252,365

Empire State Realty Trust, Inc., Class A	400	4,572

EPR Properties	1,000	50,300

Equinix, Inc.	1,181	968,904

Equity LifeStyle Properties, Inc.	2,350	196,930

Equity Residential	4,900	412,237

Essex Property Trust, Inc.	873	286,431

Extra Space Storage, Inc.	1,700	296,038

Federal Realty Investment Trust	998	117,295

First Industrial Realty Trust, Inc.	1,600	87,648

Gaming and Leisure Properties, Inc.	2,959	140,079

Healthcare Trust of America, Inc., Class A	2,930	83,769

Healthpeak Properties, Inc.	7,230	267,293

Highwoods Properties, Inc.	1,490	71,058

Host Hotels & Resorts, Inc.*	9,780	155,795

Hudson Pacific Properties, Inc.	2,053	55,965

Invitation Homes, Inc.	7,650	311,202

Iron Mountain, Inc.	4,106	179,679

JBG SMITH Properties	1,721	56,156

Kilroy Realty Corp.	1,525	105,637

Kimco Realty Corp.	5,480	116,888

Lamar Advertising Co., Class A	1,250	133,250

Life Storage, Inc.	975	114,426

Medical Properties Trust, Inc.	7,100	149,313

Mid-America Apartment Communities, Inc.	1,521	293,705

National Retail Properties, Inc.	2,315	113,134

Omega Healthcare Investors, Inc.	3,000	108,840

Paramount Group, Inc.	350	3,416

Park Hotels & Resorts, Inc.*	3,150	58,275

Prologis, Inc.	9,817	1,256,969

Public Storage	2,010	628,085

Rayonier, Inc.	1,915	72,215

Realty Income Corp.	4,910	345,124

Regency Centers Corp.	2,233	146,061

Rexford Industrial Realty, Inc.	1,600	98,432

SBA Communications Corp.	1,450	494,435

Simon Property Group, Inc.	4,393	555,802

SL Green Realty Corp.	957	71,258

Spirit Realty Capital, Inc.	1,450	72,819

STORE Capital Corp.	3,355	121,417

Sun Communities, Inc.	1,400	274,554

UDR, Inc.	3,930	216,111

Ventas, Inc.	4,986	298,063

VEREIT, Inc.	3,306	161,895

VICI Properties, Inc.#	7,238	225,753

Vornado Realty Trust	2,326	101,181

Weingarten Realty Investors	1,510	48,607

Welltower, Inc.	5,570	483,810

Weyerhaeuser Co.	10,342	348,836

WP Carey, Inc.	2,300	185,587

		$17,151,379

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	4,460	430,212

Howard Hughes Corp. (The)*	558	51,732

Jones Lang LaSalle, Inc.*	728	162,031

Description	Number of Shares	Value

Opendoor Technologies, Inc.*,#	4,550	$67,431

		$711,406

TOTAL REAL ESTATE		$17,862,785

UTILITIES – 1.9%

ELECTRIC UTILITIES – 1.2%

Alliant Energy Corp.	3,050	178,516

American Electric Power Co., Inc.	6,150	541,938

Avangrid, Inc.#	450	23,463

Duke Energy Corp.	9,600	1,009,056

Edison International	4,500	245,250

Entergy Corp.	2,400	247,008

Evergy, Inc.	2,700	176,094

Eversource Energy	4,150	358,020

Exelon Corp.	11,950	559,260

FirstEnergy Corp.	6,800	260,576

Hawaiian Electric Industries, Inc.	1,200	52,008

IDACORP, Inc.	600	63,270

NextEra Energy, Inc.	24,700	1,924,130

NRG Energy, Inc.	2,900	119,596

OGE Energy Corp.	2,213	74,689

PG&E Corp.*	18,950	166,571

Pinnacle West Capital Corp.	1,450	121,148

PPL Corp.	9,600	272,352

Southern Co. (The)	13,100	836,697

Xcel Energy, Inc.	6,650	453,862

		$7,683,504

GAS UTILITIES – 0.0%**

Atmos Energy Corp.	1,600	157,744

National Fuel Gas Co.	1,050	54,002

UGI Corp.	2,500	114,975

		$326,721

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,300	196,710

Brookfield Renewable Corp., Class A	1,450	61,538

Vistra Corp.	5,750	110,113

		$368,361

MULTI-UTILITIES – 0.5%

Ameren Corp.	3,250	272,740

CenterPoint Energy, Inc.	6,700	170,582

CMS Energy Corp.	3,800	234,802

Consolidated Edison, Inc.	4,150	306,145

Dominion Energy, Inc.	9,993	748,176

DTE Energy Co.	2,350	275,702

MDU Resources Group, Inc.	2,350	74,542

NiSource, Inc.	5,050	125,089

Public Service Enterprise Group, Inc.	6,100	379,603

Sempra Energy	3,850	503,002

WEC Energy Group, Inc.	3,950	371,853

		$3,462,236

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,200	374,242

July 31, 2021 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Essential Utilities, Inc.	2,450	$120,344

		$494,586

TOTAL UTILITIES		$12,335,408

TOTAL COMMON STOCKS (COST $196,894,845)		$642,489,972

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%*	400	9,980

TOTAL REAL ESTATE		$9,980

TOTAL PREFERRED STOCK (COST $9,880)		$9,980

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	21

TOTAL RIGHTS (COST $0)		$21

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	17,651

TOTAL WARRANTS (COST $0)		$17,651

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	1,350	333,652

iShares Russell 1000 Growth ETF	530	148,750

iShares Russell 1000 Value ETF	935	149,572

TOTAL EQUITY FUNDS		$631,974

TOTAL INVESTMENT COMPANIES (COST $586,662)		$631,974

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Bank of America Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $863,030 collateralized by U.S. Government Agency Securities, 1.00% to 5.50%, maturing 11/01/28 to 8/01/51; total market value of $880,287.	$863,026	863,026

Description	Par Value	Value

BNP Paribas SA, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $863,030 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.13%, maturing 8/15/21 to 5/01/51; total market value of $880,286.	$863,026	$863,026

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $863,030 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $880,286.	863,026	863,026

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $863,030 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $880,288.	863,026	863,026

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $863,030 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $880,287.	863,026	863,026

TD Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $343,572 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/31 to 8/01/51; total market value of $350,442.	343,571	343,571

TOTAL REPURCHASE AGREEMENTS (COST $4,658,701)		$4,658,701

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,658,701)		$4,658,701

TOTAL INVESTMENTS – 100.6% (COST $202,150,088)		$647,808,299

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(4,658,701)

OTHER ASSETS LESS LIABILITIES – 0.1%		732,434

TOTAL NET ASSETS – 100.0%		$643,882,032

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$642,489,972	$—	$—	$642,489,972

Preferred Stock	9,980	—	—	9,980

Rights	21	—	—	21

Warrants	17,651	—	—	17,651

Investment Companies	631,974	—	—	631,974

Repurchase Agreements	—	4,658,701	—	4,658,701

Total	$643,149,598	$4,658,701	$—	$647,808,299

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2021 (unaudited)